Earnings (Loss) Per Share (Details) - Schedule of Weighted Average Shares Outstanding and the Basic Loss per Common Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic Earnings (Loss) Per Share
Net income (loss) (in Dollars)	$ (6,634)	$ (5,184)	$ (8,391)	$ (3,657)
Basic weighted average common shares outstanding	2,109,398	2,104,558	2,108,811	2,115,846	2,128,734	1,290,566
Basic earnings (loss) per share (in Dollars per share)	$ (3.14)	$ (2.46)	$ (3.98)	$ (1.73)	$ (59.17)	$ (5.87)
Effect of dilutive stock options and warrants
Diluted weighted average common shares outstanding	2,109,398	2,104,558	2,108,811	2,115,846	2,128,734	1,290,566
Diluted earnings (loss) per share (in Dollars per share)	$ (3.14)	$ (2.46)	$ (3.98)	$ (1.73)	$ (59.17)	$ (5.87)